Consolidated Statements of Comprehensive (Loss) Income - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Net income	$ 6,673,127	$ 3,703,548	$ 6,736,654
Other comprehensive (loss) income
Unrealized holding (losses) gains on available-for-sale securities	(8,981,869)	6,240,505	(16,938,482)
Income tax effect	2,240,976	(2,080,129)	6,318,053
Net unrealized (losses) gains	(6,740,893)	4,160,376	(10,620,429)
Unrealized losses on securities transferred from available-for-sale to held-to-maturity	0	0	0
Amortization of net unrealized losses transferred during the period			11,305,439
Income tax effect			(4,216,929)
Net unrealized (losses) gains, securities held-to-maturity			7,088,510
Reclassification adjustment for gains included in net income	(11,047)	(104,708)	(112,881)
Income tax effect	2,756	26,125	42,105
Net gains included in net income	(8,291)	(78,583)	(70,776)
Total other comprehensive (loss) income	(6,749,184)	4,081,793	(3,602,695)
Comprehensive (loss) income	$ (76,057)	$ 7,785,341	$ 3,133,959